OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve - Reserve of change in value of foreign currency basis spreads [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
Foreign currency translation reserve
At 1 January	£ (207)	£ (180)	£ (171)
Currency translation differences arising in the year	(15)	(16)	(115)
Foreign currency gains on net investment hedges (tax: £nil)		(11)	106
Transfers to income statement	108
At 31 December	(114)	(207)	(180)
The Bank [member]
Foreign currency translation reserve
At 1 January	76	81	62
Currency translation differences arising in the year	2	2	(62)
Foreign currency gains on net investment hedges (tax: £nil)		(7)	81
Transfers to income statement	(84)
At 31 December	£ (6)	£ 76	£ 81